Expense Example - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542